Document And Entity Information	3 Months Ended
Mar. 31, 2022
Document Information Line Items
Entity Registrant Name	Allarity Therapeutics, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-259484) (the “Registration Statement”) of Allarity Therapeutics, Inc. as originally declared effective by the Securities and Exchange Commission (the “SEC”) on December 20, 2021 and is being filed pursuant to the undertakings in Item 17 of the Registration Statement to (i) include information contained in the Registrant’s Current Report on Form 10-K that was filed with the SEC on May 17, 2022, and (ii) include information contained in the Registrant’s Quarterly Report on Form 10-Q for the three months ended on March 31, 2022, that was filed with the SEC on May 27, 2022.On April 18, 2022, in connection with (i) the entry into the First Amendment to License Agreement by Allarity Therapeutics Denmark ApS (f/k/a OV-SPV2), a subsidiary of Allarity Therapeutics Europe ApS, our wholly-owned subsidiary, and Novartis Pharma AG (“Novartis”), and (ii) the re-issuance of a Convertible Promissory Note (the “Note”) to Novartis in the principal amount of $1,000,000, we filed a Current Report on Form 8-K with the SEC disclosing the determination by our Board and its audit committee members, after discussion with our management, that we will restate our previously issued consolidated financial statements and related disclosures as of and for the year ended December 31, 2020 to reflect the conclusion that the Note should have been recorded as a liability of OV-SPV2 in 2018. In addition, we have restated our financial statements as of and for the year ended December 31, 2020, to correct (i) an error in the valuation allowance relating to our deferred tax assets as of December 31, 2020, and the income tax provision for the year ended December 31, 2020; and (ii) certain classification matters related to the presentation of extinguishment of debt and a correction of the presentation of a tax credit. Please refer to Note 3, Restatement of Previously Issued Audited Financial Statements of our Notes to Financial Statements included at the end of this Prospectus for additional information.The information included in this filing amends the Registration Statement and the prospectus and prospectus supplement contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001860657
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE